Equity Incentive Plans - Summary of non-vested share options (Table) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Number of options
Outstanding at beginning of period	104,250	104,250
Granted	0	0
Vested	0	0
Outstanding at end of period	104,250	104,250
Weighted average exercise price
Outstanding at beginning of period	$ 27.5	$ 27.5
Granted	0	0
Vested	0	0
Outstanding at end of period	27.5	27.5
Weighted Average Grant Date Fair Value
Outstanding at beginning of period	7.0605	7.0605
Granted	0	0
Vested	0	0
Outstanding at end of period	$ 7.0605	$ 7.0605